Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Business Acquisition [Line Items]
Acquisition, cost of acquired entity paid in cash	$ 146	¥ 11,964	¥ 64,875	¥ 12,142
Goodwill acquired	49	4,024	29,247	1,786
Acquisition, amount of goodwill adjustment		28,674	1,740
Intangible assets acquired			0	0
Acquisition, adjustment of acquired intangible assets other than goodwill		¥ 998	¥ 140